Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity

A summary of stock option activity under the Plans is presented below:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2014	611	$34.94
Granted	336	45.51
Forfeitures	(21)	35.52

Outstanding at March 31, 2015	926	$38.76	9.1	$9.7

A summary of stock option activity is presented below:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2013	—	$—
Granted	616	$34.94
Forfeitures	(5)	$34.98

Outstanding at December 31, 2014	611	$34.94	8.9	$6.4

Schedule of options outstanding by exercise prices

The following table summarizes information about options outstanding as of March 31, 2015:

	Stock Options Outstanding
Range of Exercise Prices	Shares (in thousands)	Weighted- Average Remaining Contractual Term (Years)
$25 to $35	252	7.8
$35 to $45	339	9.3
$45+	335	9.9

	926	9.1

The following table summarizes information about options outstanding as of December 31, 2014:

	Options Outstanding
Range of Exercise Prices	Shares (in thousands)	Weighted-Average Remaining Contractual Term (Years)
$25.00 to $30.00	87	7.3
$30.00 to $35.00	175	8.3
$35.00 to $40.00	349	9.5

	611	8.9

Summary of restricted share unit activity

A summary of restricted share unit activity is presented below:

	Shares (in thousands)	Weighted- Average Fair Value
Outstanding at December 31, 2014	375	$37.88
Granted	103	45.63
Forfeitures	(8)	37.88

Outstanding at March 31, 2015	470	$39.59

Vested at March 31, 2015	27	$44.32

A summary of restricted share unit activity is presented below:

	Shares (in thousands)	Weighted Average Fair Value
Outstanding at December 31, 2013	—	$—
Granted	377	$37.88
Forfeited	(2)	$37.88

Outstanding at December 31, 2014	375	$37.88

Vested at December 31, 2014	6	$37.88